INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2012 Domestic Tax Authority [Member] CNY	Dec. 31, 2011 Domestic Tax Authority [Member] CNY	Dec. 31, 2010 Domestic Tax Authority [Member] CNY	Dec. 31, 2012 Prc Excluding Hong Kong [Member] USD ($)	Dec. 31, 2012 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2011 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2010 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member] USD ($)	Dec. 31, 2012 Hong Kong [Member] CNY	Dec. 31, 2011 Hong Kong [Member] CNY	Dec. 31, 2010 Hong Kong [Member] CNY	Dec. 31, 2012 Other Foreign Jurisdictions [Member] USD ($)	Dec. 31, 2012 Other Foreign Jurisdictions [Member] CNY	Dec. 31, 2011 Other Foreign Jurisdictions [Member] CNY	Dec. 31, 2010 Other Foreign Jurisdictions [Member] CNY
Earnings before income taxes	$ 8,756	54,546	(137,666)	124,904	$ (1,726)	(10,757)	(14,708)	(13,254)	$ 11,048	68,832	50,418	145,418	$ (457)	(2,846)	(172,931)	(6,990)	$ (109)	(683)	(445)	(270)